JUNIOR SUBORDINATED NOTES (Details) CAD in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($)	May 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Outstanding at December 31 | CAD				CAD 3,931		CAD 2,409
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding at December 31 | CAD				CAD 3,931		2,409
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding at December 31			$ 1,000,000,000
Stated interest rate			6.35%	6.35%
Redemption price as a percentage of principal amount plus accrued and unpaid interest			100.00%
Optional period for which payment of interest can be deferred (in years)			10 years
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Outstanding at December 31			$ 1,000,000,000	CAD 1,342	$ 1,000,000,000	CAD 1,382
Effective Interest Rate			6.40%	6.40%	6.40%	6.40%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075
Debt Instrument [Line Items]
Outstanding at December 31			$ 742,000,000	CAD 996	$ 742,000,000	CAD 1,027
Effective Interest Rate			5.50%	5.50%	5.30%	5.30%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076
Debt Instrument [Line Items]
Outstanding at December 31			$ 1,186,000,000	CAD 1,593
Effective Interest Rate			6.20%	6.20%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in August 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,200,000,000.0
Stated interest rate	6.125%
Administrative charge (percent)	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in August 2076 | August 2026 until August 2046 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	4.89%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in August 2076 | August 2046 to August 2076 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	5.64%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in May 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750,000,000
Stated interest rate		5.875%
Administrative charge (percent)		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in May 2075 | May 2025 until May 2045 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		3.778%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in May 2075 | May 2045 to May 2075 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		4.528%
TransCanada Trust | Trust Notes - Series 2016-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,200,000,000.0
Stated interest rate, period of time (in years)		10 years
TransCanada Trust | Trust Notes - Series 2016-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.875%
TransCanada Trust | Trust Notes - Series 2015-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750,000,000
Stated interest rate		5.625%
Stated interest rate, period of time (in years)			10 years